Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 29, 2024	Jun. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001075706
Entity Registrant Name	CITIZENS HOLDING COMPANY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Entity File Number	001-15375
Entity Incorporation, State or Country Code	MS
Entity Address, Address Line One	521 Main Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39350
City Area Code	601
Local Phone Number	656-4692
Entity Tax Identification Number	64-0666512
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 61,630,338
Entity Common Stock, Shares Outstanding		5,624,052
Auditor Firm ID	171
Auditor Location	Memphis, Tennessee
Auditor Name	HORNE LLP